Schedule of Investments (unaudited)	iShares® MSCI Germany ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
MTU Aero Engines AG	40,960	$8,393,967
Rheinmetall AG	33,186	10,004,947
		18,398,914
Air Freight & Logistics — 3.5%
Deutsche Post AG, Registered	754,181	35,438,247

Automobile Components — 0.6%
Continental AG	83,584	6,486,700

Automobiles — 6.6%
Bayerische Motoren Werke AG	242,514	25,304,482
Mercedes-Benz Group AG	610,199	39,674,735
Volkswagen AG	22,367	2,902,485
		67,881,702
Banks — 1.0%
Commerzbank AG	801,712	9,814,234

Capital Markets — 4.5%
Deutsche Bank AG, Registered	1,475,029	18,376,371
Deutsche Boerse AG	144,411	27,453,760
		45,830,131
Chemicals — 5.4%
BASF SE	678,764	31,574,353
Covestro AG(a)(b)	147,137	7,737,374
Evonik Industries AG	177,197	3,313,684
Symrise AG, Class A	100,801	11,346,313
Wacker Chemie AG	13,839	1,693,644
		55,665,368
Construction Materials — 0.8%
HeidelbergCement AG	106,196	8,668,743

Consumer Staples Distribution & Retail — 0.2%
HelloFresh SE(b)(c)	118,651	1,819,374

Diversified Telecommunication Services — 5.8%
Deutsche Telekom AG, Registered	2,465,681	59,098,084

Electrical Equipment — 0.5%
Siemens Energy AG(b)	397,201	4,692,886

Health Care Equipment & Supplies — 1.5%
Carl Zeiss Meditec AG, Bearer	30,480	2,737,024
Siemens Healthineers AG(a)(c)	214,173	12,362,377
		15,099,401
Health Care Providers & Services — 1.6%
Fresenius Medical Care AG & Co. KGaA	155,966	6,405,001
Fresenius SE & Co. KGaA	321,786	10,218,266
		16,623,267
Hotels, Restaurants & Leisure — 0.4%
Delivery Hero SE(a)(b)	133,929	4,245,368

Household Products — 0.5%
Henkel AG & Co. KGaA	78,882	5,511,687

Independent Power and Renewable Electricity Producers — 2.0%
RWE AG	480,411	20,592,437

Industrial Conglomerates — 9.5%
Siemens AG, Registered	577,914	97,079,503

Insurance — 13.3%
Allianz SE, Registered	306,816	77,146,341
Hannover Rueck SE	45,790	10,928,407
Security	Shares	Value

Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	103,800	$44,212,514
Talanx AG(b)	49,096	3,563,144
		135,850,406
Interactive Media & Services — 0.4%
Scout24 SE(a)	56,853	3,961,528

IT Services — 0.3%
Bechtle AG	62,056	3,077,480

Life Sciences Tools & Services — 0.7%
QIAGEN NV(b)	173,401	7,116,056

Machinery — 2.3%
Daimler Truck Holding AG	406,806	13,211,409
GEA Group AG	124,505	4,581,030
Knorr-Bremse AG	54,927	3,446,264
Rational AG	3,896	2,498,592
		23,737,295
Multi-Utilities — 2.2%
E.ON SE	1,707,065	22,188,556

Passenger Airlines — 0.4%
Deutsche Lufthansa AG, Registered(b)	457,147	3,976,735

Personal Care Products — 1.1%
Beiersdorf AG	76,801	10,765,563

Pharmaceuticals — 4.2%
Bayer AG, Registered	747,007	25,569,361
Merck KGaA	98,369	17,230,685
		42,800,046
Real Estate Management & Development — 1.9%
LEG Immobilien SE(b)	56,234	4,309,129
Vonovia SE	557,464	15,504,921
		19,814,050
Semiconductors & Semiconductor Equipment — 3.7%
Infineon Technologies AG	992,712	38,303,351

Software — 12.7%
Nemetschek SE	43,713	3,816,252
SAP SE	794,119	126,321,037
		130,137,289
Specialty Retail — 0.4%
Zalando SE(a)(b)	171,343	4,085,188

Textiles, Apparel & Luxury Goods — 3.0%
adidas AG	123,227	25,795,547
Puma SE	80,111	5,174,011
		30,969,558
Trading Companies & Distributors — 0.9%
Brenntag SE	105,748	9,148,578

Total Common Stocks — 93.7%
(Cost: $1,321,685,846)		958,877,725

Preferred Stocks

Automobiles — 3.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	44,809	4,258,155
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	86,689	7,941,760
Porsche Automobil Holding SE, Preference Shares, NVS	116,339	5,688,836

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Volkswagen AG, Preference Shares, NVS	156,976	$18,220,898
		36,109,649
Household Products — 1.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	128,891	10,139,913

Life Sciences Tools & Services — 0.7%
Sartorius AG, Preference Shares, NVS	19,992	6,451,512

Total Preferred Stocks — 5.2%
(Cost: $91,880,894)		52,701,074

Total Long-Term Investments — 98.9%
(Cost: $1,413,566,740)		1,011,578,799

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	13,260,004	13,266,634
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	400,000	400,000

Total Short-Term Securities — 1.3%
(Cost: $13,662,758)		13,666,634

Total Investments — 100.2%
(Cost: $1,427,229,498)		1,025,245,433

Liabilities in Excess of Other Assets — (0.2)%		(1,780,177)

Net Assets — 100.0%		$1,023,465,256

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,273,035	$—	$(20,013,120	)(a)	$5,492	$1,227	$13,266,634	13,260,004	$13,884	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	—	(280,000	)(a)	—	—	400,000	400,000	5,664		—
					$5,492	$1,227	$13,666,634		$19,548		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	26	12/15/23	$11,527	$435,853

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$958,877,725	$—	$958,877,725
Preferred Stocks	—	52,701,074	—	52,701,074
Short-Term Securities
Money Market Funds	13,666,634	—	—	13,666,634
	$13,666,634	$1,011,578,799	$—	$1,025,245,433
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$435,853	$—	$435,853

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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